KINETICS MUTUAL FUNDS, INC.

The Internet Fund
The Global Fund
The Paradigm Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Water Infrastructure Fund
The Multi-Disciplinary Fund

No Load Class

Supplement dated September 30, 2011,
to the Prospectus dated May 1, 2011

Effective October 1, 2011, Paul Mampilly will no longer serve as Co-Portfolio Manager to The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio.  Additionally, effective October 1, 2011, Murray Stahl will serve as Co-Portfolio Manager to The Global Portfolio, Matthew Houk will serve on the investment team of The Small Cap Opportunities Portfolio, Eric Sites will serve on the investment team of The Market Opportunities Portfolio and Derek Devens will serve on the investment management teams of  The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio.  As a result of these changes, the following revisions to the Prospectus are hereby made:

The section titled “Portfolio Managers” in the Summary Section for The Internet Fund appearing on page 7 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Internet Portfolio is managed by an investment team with Mr. Doyle and Mr. Davolos as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	12
James Davolos	Portfolio Manager	5
Steven Tuen	Portfolio Manager	8
Murray Stahl	Director of Research	12

The section titled “Portfolio Managers” in the Summary Section for The Global Fund appearing on page 12 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Global Portfolio is managed by an investment team with Mr. Stahl and Mr. Tuen as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Murray Stahl	Director of Research	12
Steven Tuen	Portfolio Manager	12
Peter B. Doyle	Chairman of the Board; President	12
James Davolos	Portfolio Manager	5

The section titled “Portfolio Managers” in the Summary Section for The Paradigm Fund appearing on page 18 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Paradigm Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	12
Murray Stahl	Director of Research	12
James Davolos	Portfolio Manager	5

The section titled “Portfolio Managers” in the Summary Section for The Small Cap Opportunities Fund appearing on page 30 of the Prospectus is deleted and replaced with the following:

Portfolio Managers. The Small Cap Portfolio is managed by an investment team with Mr. Doyle and Mr. Davolos as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	9
James Davolos	Portfolio Manager	5
Matthew Houk	Research Analyst	<1
Murray Stahl	Director of Research	11

The section titled “Portfolio Managers” in the Summary Section for The Market Opportunities Fund appearing on page 35 and extending to page 36 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Market Opportunities Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	5
Murray Stahl	Director of Research	5
Eric Sites	Research Analyst & Assistant Portfolio Manager	<1
James Davolos	Portfolio Manager	5

The section titled “Portfolio Managers” in the Summary Section for The Water Infrastructure Fund appearing on page 42 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Water Infrastructure Portfolio is managed by an investment team with Mr. Stahl and Mr. Kingsley as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	<1
Murray Stahl	Director of Research	<1
David Kingsley	Portfolio Manager	<1
Derek Devens	Portfolio Manager	<1

The section titled “Portfolio Managers” in the Summary Section for The Multi-Disciplinary Fund appearing on page 48 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Multi-Disciplinary Portfolio is managed by an investment team with Mr. Stahl and Mr. Kingsley as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	3
Murray Stahl	Director of Research	3
David Kingsley	Portfolio Manager	3
Derek Devens	Portfolio Manager	<1

The section titled “Members of the Investment Team” beginning on page 69 of the Prospectus is deleted in its entirety and replaced with the following:

Members of the Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of each Portfolio’s investment team.  The following persons are members of an investment team:  Peter B. Doyle, Bruce P. Abel, Steven Tuen, Murray Stahl, David Kingsley, James Davolos, Matthew Houk, Eric Sites and Derek Devens.  Each person’s role varies from Portfolio to Portfolio as described below.

The Co-Portfolio Managers for the Internet Portfolio are Mr. Doyle and Mr. Davolos.  They are responsible for the Internet Portfolio’s day-to-day management.  Mr. Doyle is Chairman of the Board and President of the Company.  He has been managing the Portfolio since June 1999.  In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon. Mr. Davolos joined Kinetics in 2005 as an analyst and has responsibility for coverage across all sectors and asset classes, with a focus on emerging markets.  Mr. Davolos graduated Loyola College in 2005 with a B.B.A and a specialization in finance.  Mr. Stahl and Mr. Tuen serve as members of the investment team.  Mr. Stahl has served as Director of Research since 2000.  Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon.  Mr. Tuen joined the Investment Adviser in 1999.  Since 1996, Mr. Tuen has also served as an analyst in the Horizon Research Group and a portfolio manager at Horizon.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Davolos.

The Co-Portfolio Managers for the Global Portfolio are Mr. Stahl and Mr. Tuen.  They are responsible for the Global Portfolio’s day-to-day management.  Mr. Tuen has been managing the Global Portfolio since its inception.  Mr. Stahl has been managing the Global Portfolio since September 2011.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Tuen.

The Co-Portfolio Managers of the Paradigm Portfolio are Mr. Doyle, who has been managing the Paradigm Portfolio since its inception, and Mr. Stahl, who has been a member of the Paradigm Portfolio’s investment team since its inception.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The Portfolio Manager for the Medical Portfolio is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager.  He has been managing the Portfolio since its inception.  Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The Co-Portfolio Managers of the Small Cap Portfolio are Mr. Doyle, who has been managing the Small Cap Portfolio since October 2002, and Mr. Davolos, who has been part of the team since 2006.  Each investment team member serves as a research analyst.  Mr. Houk serves on the investment team.  In 2008, he joined Horizon Asset Management LLC, which merged and became an affiliate of the Investment Adviser on May 1, 2011.  At Horizon, he has been a research analyst responsible for conducting and authoring research and has participated in the development of new portfolio strategies.  Previously, Mr. Houk was an associate at Goldman, Sachs & Co. beginning in 2005, where he served as a member of the Global Manager Strategies Group within Goldman Sachs Asset Management.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Davolos.

The Co-Portfolio Managers of the Market Opportunities Portfolio are Mr. Doyle, who has been managing the Market Opportunities Portfolio since its inception, and Mr. Stahl, who has been a member of the Market Opportunities Portfolio’s investment team since its inception.  Each investment team member serves as a research analyst.  Mr. Sites serves on the investment team.  In 2004, he joined Horizon Asset Management LLC which merged and became an affiliate of the Investment Adviser on May 1, 2011.  At Horizon, he has been an Assistant Portfolio Manager and research analyst responsible for conducting and authoring research.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The Co-Portfolio Managers of the Water Infrastructure Portfolio are Mr. Stahl and Mr. Kingsley, who have managed the Portfolio since 2010.  Mr. Kingsley served as a portfolio manager at Horizon since July 2006.  Prior to Horizon, Mr. Kingsley was a portfolio manager at Kingsley Capital Management, LLC from 2001 through 2005.  Each  investment team member also serves as a research analyst.  Mr. Devens serves on the investment team.  In 2010, he joined Horizon Asset Management LLC in 2010, which merged and became an affiliate of the Investment Adviser on May 1, 2011.  Previously, Mr. Devens was an associate at Goldman, Sachs & Co. beginning in 2004, where he served as a member of the Global Manager Strategies Group within Goldman Sachs Asset Management.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Kingsley.

The Co-Portfolio Managers of the Multi-Disciplinary Portfolio are Mr. Stahl, who has been managing the Multi-Disciplinary Portfolio since its inception, and Mr. Kingsley, who began managing the Multi-Disciplinary Portfolio in August 2009.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Kingsley.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Internet Fund
The Global Fund
The Paradigm Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Water Infrastructure Fund
The Multi-Disciplinary Fund

Advisor Classes

Supplement dated September 30, 2011,
to the Prospectus dated May 1, 2011

Effective October 1, 2011, Paul Mampilly will no longer serve as Co-Portfolio Manager to The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio.  Additionally, effective October 1, 2011, Murray Stahl will serve as Co-Portfolio Manager to The Global Portfolio, Matthew Houk will serve on the investment team of The Small Cap Opportunities Portfolio, Eric Sites will serve on the investment team of The Market Opportunities Portfolio, and Derek Devens will serve on the investment management teams of  The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio.  As a result of these changes, the following revisions to the Prospectus are hereby made:

The section titled “Portfolio Managers” in the Summary Section for The Internet Fund appearing on page 7 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Internet Portfolio is managed by an investment team with Mr. Doyle and Mr. Davolos as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	12
James Davolos	Portfolio Manager	5
Steven Tuen	Portfolio Manager	8
Murray Stahl	Director of Research	12

The section titled “Portfolio Managers” in the Summary Section for The Global Fund appearing on page 13 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Global Portfolio is managed by an investment team with Mr. Stahl and Mr. Tuen as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Murray Stahl	Director of Research	12
Steven Tuen	Portfolio Manager	12
Peter B. Doyle	Chairman of the Board; President	12
James Davolos	Portfolio Manager	5

The section titled “Portfolio Managers” in the Summary Section for The Paradigm Fund appearing on page 19 and extending to page 20 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Paradigm Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	12
Murray Stahl	Director of Research	12
James Davolos	Portfolio Manager	5

The section titled “Portfolio Managers” in the Summary Section for The Small Cap Opportunities Fund appearing on page 32 and extending to page 33 of the Prospectus is deleted and replaced with the following:

Portfolio Managers. The Small Cap Portfolio is managed by an investment team with Mr. Doyle and Mr. Davolos as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	9
James Davolos	Portfolio Manager	5
Matthew Houk	Research Analyst	<1
Murray Stahl	Director of Research	11

The section titled “Portfolio Managers” in the Summary Section for The Market Opportunities Fund appearing on page 39 and extending to page 40 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Market Opportunities Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	5
Murray Stahl	Director of Research	5
Eric Sites	Research Analyst & Assistant Portfolio Manager	<1
James Davolos	Portfolio Manager	5

The section titled “Portfolio Managers” in the Summary Section for The Water Infrastructure Fund appearing on page 47 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Water Infrastructure Portfolio is managed by an investment team with Mr. Stahl and Mr. Kingsley as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	<1
Murray Stahl	Director of Research	<1
David Kingsley	Portfolio Manager	<1
Derek Devens	Portfolio Manager	<1

The section titled “Portfolio Managers” in the Summary Section for The Multi-Disciplinary Fund appearing on page 53 and extending to page 54 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Multi-Disciplinary Portfolio is managed by an investment team with Mr. Stahl and Mr. Kingsley as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	3
Murray Stahl	Director of Research	3
David Kingsley	Portfolio Manager	3
Derek Devens	Portfolio Manager	<1

The section titled “Members of the Investment Team” beginning on page 74 of the Prospectus is deleted in its entirety and replaced with the following:

Members of the Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of each Portfolio’s investment team.  The following persons are members of an investment team:  Peter B. Doyle, Bruce P. Abel, Steven Tuen, Murray Stahl, David Kingsley, James Davolos, Matthew Houk, Eric Sites and Derek Devens.  Each person’s role varies from Portfolio to Portfolio as described below.

The Co-Portfolio Managers for the Internet Portfolio are Mr. Doyle and Mr. Davolos.  They are responsible for the Internet Portfolio’s day-to-day management.  Mr. Doyle is Chairman of the Board and President of the Company.  He has been managing the Portfolio since June 1999.  In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon. Mr. Davolos joined Kinetics in 2005 as an analyst and has responsibility for coverage across all sectors and asset classes, with a focus on emerging markets.  Mr. Davolos graduated Loyola College in 2005 with a B.B.A and a specialization in finance.  Mr. Stahl and Mr. Tuen serve as members of the investment team.  Mr. Stahl has served as Director of Research since 2000.  Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon.  Mr. Tuen joined the Investment Adviser in 1999.  Since 1996, Mr. Tuen has also served as an analyst in the Horizon Research Group and a portfolio manager at Horizon.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Davolos.

The Co-Portfolio Managers for the Global Portfolio are Mr. Stahl and Mr. Tuen.  They are responsible for the Global Portfolio’s day-to-day management.  Mr. Tuen has been managing the Global Portfolio since its inception.  Mr. Stahl has been managing the Global Portfolio since September 2011.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Tuen.

The Co-Portfolio Managers of the Paradigm Portfolio are Mr. Doyle, who has been managing the Paradigm Portfolio since its inception, and Mr. Stahl, who has been a member of the Paradigm Portfolio’s investment team since its inception.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The Portfolio Manager for the Medical Portfolio is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager.  He has been managing the Portfolio since its inception.  Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The Co-Portfolio Managers of the Small Cap Portfolio are Mr. Doyle, who has been managing the Small Cap Portfolio since October 2002, and Mr. Davolos, who has been part of the team since 2006.  Each investment team member serves as a research analyst.  Mr. Houk serves on the investment team.  In 2008, he joined Horizon Asset Management LLC, which merged and became an affiliate of the Investment Adviser on May 1, 2011.  At Horizon, he has been a research analyst responsible for conducting and authoring research and has participated in the development of new portfolio strategies.  Previously, Mr. Houk was an associate at Goldman, Sachs & Co. beginning in 2005, where he served as a member of the Global Manager Strategies Group within Goldman Sachs Asset Management.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Davolos.

The Co-Portfolio Managers of the Market Opportunities Portfolio are Mr. Doyle, who has been managing the Market Opportunities Portfolio since its inception, and Mr. Stahl, who has been a member of the Market Opportunities Portfolio’s investment team since its inception.  Each investment team member serves as a research analyst.  Mr. Sites serves on the investment team.  In 2004, he joined Horizon Asset Management LLC which merged and became an affiliate of the Investment Adviser on May 1, 2011.  At Horizon, he has been an Assistant Portfolio Manager and research analyst responsible for conducting and authoring research.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The Co-Portfolio Managers of the Water Infrastructure Portfolio are Mr. Stahl and Mr. Kingsley, who have managed the Portfolio since 2010.  Mr. Kingsley served as a portfolio manager at Horizon since July 2006.  Prior to Horizon, Mr. Kingsley was a portfolio manager at Kingsley Capital Management, LLC from 2001 through 2005.  Each  investment team member also serves as a research analyst.  Mr. Devens serves on the investment team.  In 2010, he joined Horizon Asset Management LLC in 2010, which merged and became an affiliate of the Investment Adviser on May 1, 2011.  Previously, Mr. Devens was an associate at Goldman, Sachs & Co. beginning in 2004, where he served as a member of the Global Manager Strategies Group within Goldman Sachs Asset Management.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Kingsley.

The Co-Portfolio Managers of the Multi-Disciplinary Portfolio are Mr. Stahl, who has been managing the Multi-Disciplinary Portfolio since its inception, and Mr. Kingsley, who began managing the Multi-Disciplinary Portfolio in August 2009.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Kingsley.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Internet Fund
The Global Fund
The Paradigm Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Water Infrastructure Fund
The Multi-Disciplinary Fund

Institutional Class

Supplement dated September 30, 2011,
to the Prospectus dated May 1, 2011

Effective October 1, 2011, Paul Mampilly will no longer serve as Co-Portfolio Manager to The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio.  Additionally, effective October 1, 2011, Murray Stahl will serve as Co-Portfolio Manager to The Global Portfolio, Matthew Houk will serve on the investment team of The Small Cap Opportunities Portfolio, Eric Sites will serve on the investment team of The Market Opportunities Portfolio, and Derek Devens will serve on the investment management teams of  The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio.  Furthermore, effective October 1, 2011, each Fund’s investment minimum policy will change as described in this Supplement.  As a result of these changes, the following revisions to the Prospectus are hereby made:

The section titled “Portfolio Managers” in the Summary Section for The Internet Fund appearing on page 7 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Internet Portfolio is managed by an investment team with Mr. Doyle and Mr. Davolos as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	12
James Davolos	Portfolio Manager	5
Steven Tuen	Portfolio Manager	8
Murray Stahl	Director of Research	12

The section titled “Portfolio Managers” in the Summary Section for The Global Fund appearing on page 13 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Global Portfolio is managed by an investment team with Mr. Stahl and Mr. Tuen as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Murray Stahl	Director of Research	12
Steven Tuen	Portfolio Manager	12
Peter B. Doyle	Chairman of the Board; President	12
James Davolos	Portfolio Manager	5

The section titled “Portfolio Managers” in the Summary Section for The Paradigm Fund appearing on page 19 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Paradigm Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	12
Murray Stahl	Director of Research	12
James Davolos	Portfolio Manager	5

The section titled “Portfolio Managers” in the Summary Section for The Small Cap Opportunities Fund appearing on page 31 of the Prospectus is deleted and replaced with the following:

Portfolio Managers. The Small Cap Portfolio is managed by an investment team with Mr. Doyle and Mr. Davolos as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	9
James Davolos	Portfolio Manager	5
Matthew Houk	Research Analyst	<1
Murray Stahl	Director of Research	11

The section titled “Portfolio Managers” in the Summary Section for The Market Opportunities Fund appearing on page 37 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Market Opportunities Portfolio is managed by an investment team with Mr. Doyle and Mr. Stahl as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	5
Murray Stahl	Director of Research	5
Eric Sites	Research Analyst & Assistant Portfolio Manager	<1
James Davolos	Portfolio Manager	5

The section titled “Portfolio Managers” in the Summary Section for The Water Infrastructure Fund appearing on page 44 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Water Infrastructure Portfolio is managed by an investment team with Mr. Stahl and Mr. Kingsley as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	<1
Murray Stahl	Director of Research	<1
David Kingsley	Portfolio Manager	<1
Derek Devens	Portfolio Manager	<1

The section titled “Portfolio Managers” in the Summary Section for The Multi-Disciplinary Fund appearing on page 50 of the Prospectus is deleted and replaced with the following:

Portfolio Managers.  The Multi-Disciplinary Portfolio is managed by an investment team with Mr. Stahl and Mr. Kingsley as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	3
Murray Stahl	Director of Research	3
David Kingsley	Portfolio Manager	3
Derek Devens	Portfolio Manager	<1

The section titled “Purchase and Sale of Fund Shares” beginning on page 51 of the Prospectus is deleted in its entirety and replaced with the following:

You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Kinetics Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-800-930-3828, or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. The minimum initial investment is $1,000,000. There is no minimum on subsequent investments for all account types.

The section titled “Members of the Investment Team” beginning on page 71 of the Prospectus is deleted in its entirety and replaced with the following:

Members of the Investment Team
Peter B. Doyle is the Chief Investment Strategist for the Portfolios and generally oversees the management of each Portfolio’s investment team.  The following persons are members of an investment team:  Peter B. Doyle, Bruce P. Abel, Steven Tuen, Murray Stahl, David Kingsley, James Davolos, Matthew Houk, Eric Sites and Derek Devens.  Each person’s role varies from Portfolio to Portfolio as described below.

The Co-Portfolio Managers for the Internet Portfolio are Mr. Doyle and Mr. Davolos.  They are responsible for the Internet Portfolio’s day-to-day management.  Mr. Doyle is Chairman of the Board and President of the Company.  He has been managing the Portfolio since June 1999.  In early 1996, Mr. Doyle co-founded the Investment Adviser and he also co-founded and currently serves as a Managing Director of Horizon. Mr. Davolos joined Kinetics in 2005 as an analyst and has responsibility for coverage across all sectors and asset classes, with a focus on emerging markets.  Mr. Davolos graduated Loyola College in 2005 with a B.B.A and a specialization in finance.  Mr. Stahl and Mr. Tuen serve as members of the investment team.  Mr. Stahl has served as Director of Research since 2000.  Since 1994, Mr. Stahl has held the position Chairman and Chief Investment Officer of Horizon.  Mr. Tuen joined the Investment Adviser in 1999.  Since 1996, Mr. Tuen has also served as an analyst in the Horizon Research Group and a portfolio manager at Horizon.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Davolos.

The Co-Portfolio Managers for the Global Portfolio are Mr. Stahl and Mr. Tuen.  They are responsible for the Global Portfolio’s day-to-day management.  Mr. Tuen has been managing the Global Portfolio since its inception.  Mr. Stahl has been managing the Global Portfolio since September 2011.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Tuen.

The Co-Portfolio Managers of the Paradigm Portfolio are Mr. Doyle, who has been managing the Paradigm Portfolio since its inception, and Mr. Stahl, who has been a member of the Paradigm Portfolio’s investment team since its inception.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The Portfolio Manager for the Medical Portfolio is Mr. Abel, who joined the Investment Adviser in 1999 as a portfolio manager.  He has been managing the Portfolio since its inception.  Mr. Abel’s primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Abel.

The Co-Portfolio Managers of the Small Cap Portfolio are Mr. Doyle, who has been managing the Small Cap Portfolio since October 2002, and Mr. Davolos, who has been part of the team since 2006.  Each investment team member serves as a research analyst.  Mr. Houk serves on the investment team.  In 2008, he joined Horizon Asset Management LLC, which merged and became an affiliate of the Investment Adviser on May 1, 2011.  At Horizon, he has been a research analyst responsible for conducting and authoring research and has participated in the development of new portfolio strategies.  Previously, Mr. Houk was an associate at Goldman, Sachs & Co. beginning in 2005, where he served as a member of the Global Manager Strategies Group within Goldman Sachs Asset Management.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Davolos.

The Co-Portfolio Managers of the Market Opportunities Portfolio are Mr. Doyle, who has been managing the Market Opportunities Portfolio since its inception, and Mr. Stahl, who has been a member of the Market Opportunities Portfolio’s investment team since its inception.  Each investment team member serves as a research analyst.  Mr. Sites serves on the investment team.  In 2004, he joined Horizon Asset Management LLC which merged and became an affiliate of the Investment Adviser on May 1, 2011.  At Horizon, he has been an Assistant Portfolio Manager and research analyst responsible for conducting and authoring research.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Doyle and Mr. Stahl.

The Co-Portfolio Managers of the Water Infrastructure Portfolio are Mr. Stahl and Mr. Kingsley, who have managed the Portfolio since 2010.  Mr. Kingsley served as a portfolio manager at Horizon since July 2006.  Prior to Horizon, Mr. Kingsley was a portfolio manager at Kingsley Capital Management, LLC from 2001 through 2005.  Each  investment team member also serves as a research analyst.  Mr. Devens serves on the investment team.  In 2010, he joined Horizon Asset Management LLC in 2010, which merged and became an affiliate of the Investment Adviser on May 1, 2011.  Previously, Mr. Devens was an associate at Goldman, Sachs & Co. beginning in 2004, where he served as a member of the Global Manager Strategies Group within Goldman Sachs Asset Management.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Kingsley.

The Co-Portfolio Managers of the Multi-Disciplinary Portfolio are Mr. Stahl, who has been managing the Multi-Disciplinary Portfolio since its inception, and Mr. Kingsley, who began managing the Multi-Disciplinary Portfolio in August 2009.  Each investment team member serves as a research analyst.  While the team discusses investment ideas and overall portfolio structure, the final buy/sell decision for a particular security resides with Mr. Stahl and Mr. Kingsley.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

The second paragraph in the section titled “How to Purchase Shares” beginning on page 75 of the Prospectus is deleted in its entirety and replaced with the following:

Institutional Class shares of each Fund are sold at NAV, and will be credited to a shareholder’s account at the NAV per share next computed after an order and payment is received. The minimum initial investment is $1,000,000. There is no minimum on subsequent investments for all account types. The Company reserves the right to vary or waive any minimum investment requirement for any reason that it believes is appropriate, including, but not limited to, instances where purchases are made pursuant to an asset allocation program, wrap fee program or other investment program offered by a financial institution or where trades are being submitted by a financial intermediary on behalf of their clients. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund’s best interest to do so. A service fee of $25 will be deducted from a shareholder’s Fund account for any purchases that do not clear. Your order will not be accepted until a completed New Account Application is received by the Funds or the Transfer Agent. The Institutional Class is currently available to shareholders of the Paradigm Fund, the Small Cap Fund, the Market Opportunities Fund, the Water Infrastructure Fund and the Multi-Disciplinary Fund.

PLEASE RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

The Internet Fund
The Global Fund
The Paradigm Fund
The Small Cap Opportunities Fund
The Market Opportunities Fund
The Water Infrastructure Fund
The Multi-Disciplinary Fund

No Load, Advisor, and Institutional Classes

Supplement dated September 30, 2011,
to the Statement of Additional Information (“SAI”)
dated May 1, 2011

Effective October 1, 2011, Paul Mampilly will no longer serve as Co-Portfolio Manager to The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio.  Additionally, effective October 1, 2011, Murray Stahl will serve as Co-Portfolio Manager to The Global Portfolio, Matthew Houk will serve on the investment team of The Small Cap Opportunities Portfolio, Eric Sites will serve on the investment team of The Market Opportunities Portfolio, and Derek Devens will serve on the investment management teams of  The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio.  As a result of these changes, the following revisions to the SAI are hereby made:

All information relating to Mr. Mampilly in the section titled “Portfolio Managers” appearing on page 41 of the SAI is hereby deleted in its entirety.

The section relating to Mr. Stahl in the section titled “Portfolio Managers” appearing on page 40 and extending to page 41 of the SAI is hereby deleted and replaced with the following:

Mr. Murray Stahl
Mr. Stahl serves as the Co-Portfolio Manager for the Global Portfolio, Market Opportunities Portfolio, Paradigm Portfolio, Multi-Disciplinary Portfolio and the Water Infrastructure Portfolio and is a member of the investment team for the Internet Portfolio and the Small Cap Portfolio.  The following provides information regarding other accounts managed by Mr. Stahl as of June 30, 2011:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed (in Billions)	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	3	$0.385	0	$0
Other Pooled Investment Vehicles	25	$2.016	25	$2.016
Other Accounts	1,153	$2.074	0	$0

The following disclosures are hereby added to the section titled “Portfolio Managers” beginning on page 40 of the SAI:.

Mr. Derek Devens
Mr. Devens serves on the investment team for the Water Infrastructure Portfolio and the Multi-Disciplinary Portfolio.  The following provides information regarding other accounts managed by Mr. Devens as of June 30, 2011:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	1	$2,149,062	1	$2,149,062
Other Accounts	0	$0	0	$0

Mr. Eric Sites
Mr. Sites serves on the investment team for the Market Opportunities Portfolio.  The following provides information regarding other accounts managed by Mr. Sites as of June 30, 2011:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Mr. Matthew Houk
Mr. Houk serves on the investment team for the Small Cap Portfolio.  The following provides information regarding other accounts managed by Mr. Houk as of June 30, 2011:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Accounts	0	$0	0	$0

The table titled “Dollar Range of Equity Securities in the Funds Beneficially Owned” on page 43 of the SAI is amended to remove the information relating to Mr. Mampilly and to show that as of June 30, 2011, Mr. Stahl beneficially owned $10,001 - $50,000 in equity securities of the Global Portfolio, Mr. Devens does not beneficially own shares of either The Water Infrastructure Fun or The Multi-Disciplinary Fund and  Mr. Houk and Mr. Sites each do not beneficially own shares of The Small Cap Opportunities Fund and The Market Opportunities Fund, respectively.

PLEASE RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE